SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SHAREHOLDERS' EQUITY
Retained earnings	¥ 16,297,316	$ 2,295,429	¥ 12,803,684